UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Shareholders

DWS Global High Income Fund

Contents
4 Letter to Shareholders
5 Performance Summary
8 Portfolio Manager
8 Portfolio Summary
10 Investment Portfolio
31 Statement of Assets and Liabilities
33 Statement of Operations
34 Statement of Changes in Net Assets
35 Financial Highlights
40 Notes to Financial Statements
54 Information About Your Fund's Expenses
56 Summary of Management Fee Evaluation by Independent Fee Consultant
60 Account Management Resources
62 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summary April 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	7.00%	12.86%	8.97%	8.44%
Adjusted for the Maximum Sales Charge (max 4.50% load)	2.19%	7.78%	7.97%	7.94%
Bank of America Merrill Lynch Global High Yield Constrained Index†	7.47%	15.21%	11.63%	9.86%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.11%	9.27%	8.74%
Adjusted for the Maximum Sales Charge (max 4.50% load)		6.11%	8.27%	8.24%
Bank of America Merrill Lynch Global High Yield Constrained Index†		13.99%	12.13%	10.28%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	6.60%	12.01%	8.12%	7.60%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	2.60%	9.01%	7.97%	7.60%
Bank of America Merrill Lynch Global High Yield Constrained Index†	7.47%	15.21%	11.63%	9.86%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.27%	8.42%	7.90%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		7.27%	8.28%	7.90%
Bank of America Merrill Lynch Global High Yield Constrained Index†		13.99%	12.13%	10.28%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	6.45%	12.03%	8.17%	7.63%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.45%	12.03%	8.17%	7.63%
Bank of America Merrill Lynch Global High Yield Constrained Index†	7.47%	15.21%	11.63%	9.86%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.45%	8.53%	7.94%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.45%	8.53%	7.94%
Bank of America Merrill Lynch Global High Yield Constrained Index†		13.99%	12.13%	10.28%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	7.10%	13.08%	9.17%	8.67%
Bank of America Merrill Lynch Global High Yield Constrained Index†	7.47%	15.21%	11.63%	9.86%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		11.48%	9.50%	8.98%
Bank of America Merrill Lynch Global High Yield Constrained Index†		13.99%	12.13%	10.28%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	7.03%	13.25%	9.34%	8.82%
Bank of America Merrill Lynch Global High Yield Constrained Index†	7.47%	15.21%	11.63%	9.86%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		11.65%	9.68%	9.13%
Bank of America Merrill Lynch Global High Yield Constrained Index†		13.99%	12.13%	10.28%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013, are 1.07%, 1.85%, 1.81%, 0.89% and 0.74% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B, C and S shares for the periods prior to their inception on May 16, 2005, are derived from the historical performance of the Institutional Class shares of DWS Global High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Bank of America Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. The index limits the percentage represented by any single issuer in the index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
4/30/13	$7.34	$7.32	$7.36	$7.37	$7.31
10/31/12	$7.08	$7.06	$7.11	$7.11	$7.06
Distribution Information as of 4/30/13
Income Dividends, Six Months	$.22	$.19	$.20	$.23	$.23
April Income Dividend	$.0368	$.0319	$.0321	$.0381	$.0383
Capital Gain Distributions, Six Months	$.01	$.01	$.01	$.01	$.01
SEC 30-day Yield‡‡	4.41%	3.83%	3.83%	4.83%	4.91%
Current Annualized Distribution Rate‡‡	6.02%	5.23%	5.23%	6.20%	6.29%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.79% and 4.77% for Class B and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 5.19% and 6.14% for Class B and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 93.8%
Consumer Discretionary 18.2%
313 Group, Inc., 144A, 6.375%, 12/1/2019		390,000	392,925
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	184,000
Arcelik AS, 144A, 5.0%, 4/3/2023		1,530,000	1,572,075
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		835,000	943,550
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023 (b)		370,000	381,562
BC Mountain LLC, 144A, 7.0%, 2/1/2021		390,000	419,250
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	788,400
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020 (b)		280,000	305,200
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		955,000	1,045,725
Cablevision Systems Corp., 8.0%, 4/15/2020		115,000	132,250
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		1,430,000	1,379,950
10.0%, 12/15/2018		815,000	501,225
11.25%, 6/1/2017		1,420,000	1,501,650
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		410,000	434,600
CCO Holdings LLC:
5.75%, 1/15/2024 (c)		475,000	494,594
6.5%, 4/30/2021		1,180,000	1,280,300
6.625%, 1/31/2022		850,000	935,000
7.375%, 6/1/2020		105,000	117,863
8.125%, 4/30/2020 (b)		270,000	305,100
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		445,000	466,694
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		2,260,000	2,406,900
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,461,815
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		505,000	535,300
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		255,000	270,938
Series B, 144A, 6.5%, 11/15/2022		690,000	740,025
Series A, 7.625%, 3/15/2020		210,000	224,175
Series B, 7.625%, 3/15/2020		2,165,000	2,332,787
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		45,000	45,844
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	594,562
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		705,000	719,100
DISH DBS Corp.:
6.75%, 6/1/2021		90,000	97,200
7.875%, 9/1/2019		565,000	644,100
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		735,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		775,000	784,687
Harron Communications LP, 144A, 9.125%, 4/1/2020		265,000	300,444
Hertz Corp., 144A, 4.25%, 4/1/2018		325,000	337,594
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		445,000	480,044
Libbey Glass, Inc., 6.875%, 5/15/2020		221,000	242,271
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		275,000	286,000
Mediacom Broadband LLC, 6.375%, 4/1/2023		790,000	829,500
Mediacom LLC:
7.25%, 2/15/2022		205,000	226,525
9.125%, 8/15/2019		500,000	558,750
MGM Resorts International:
6.625%, 12/15/2021		1,165,000	1,265,481
144A, 6.75%, 10/1/2020 (b)		325,000	356,688
7.5%, 6/1/2016		370,000	417,175
7.625%, 1/15/2017 (b)		1,010,000	1,146,350
144A, 8.625%, 2/1/2019		1,595,000	1,890,075
10.0%, 11/1/2016 (b)		415,000	503,187
National CineMedia LLC:
6.0%, 4/15/2022		410,000	446,900
7.875%, 7/15/2021		445,000	501,737
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,749,325
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	799,012
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	669,281
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (b)		220,000	229,625
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		375,000	390,937
Regal Entertainment Group, 5.75%, 2/1/2025		95,000	95,713
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021 (c)		285,000	287,138
Sabre Holdings Corp., 8.35%, 3/15/2016		555,000	615,356
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	442,800
144A, 7.804%, 10/1/2020		645,000	706,069
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		1,000,000	1,096,250
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		465,000	475,462
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		355,000	369,644
Travelport LLC:
144A, 6.402%, 3/1/2016		299,000	272,090
144A, 13.875%, 3/1/2016 (PIK) (b)		94,500	94,973
UCI International, Inc., 8.625%, 2/15/2019		220,000	231,275
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,490,000	1,542,150
144A, 7.5%, 3/15/2019		825,000	905,437
Unitymedia KabelBW GmbH:
144A, 9.5%, 3/15/2021	EUR	3,000,000	4,592,865
144A, 9.625%, 12/1/2019	EUR	1,525,000	2,263,912
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	114,713
144A, 7.875%, 11/1/2020		250,000	281,250
144A, 8.5%, 5/15/2021		270,000	301,050
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	2,725,000	4,000,672
Videotron Ltd., 5.0%, 7/15/2022		3,770,000	3,883,100
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		390,000	435,825
Visant Corp., 10.0%, 10/1/2017 (b)		845,000	819,650
Visteon Corp., 6.75%, 4/15/2019		349,000	376,484
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	648,862
			62,918,987
Consumer Staples 3.2%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	286,713
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		365,000	391,462
Constellation Brands, Inc.:
3.75%, 5/1/2021 (c)		475,000	475,000
4.25%, 5/1/2023 (c)		660,000	660,000
6.0%, 5/1/2022		185,000	213,444
Del Monte Corp., 7.625%, 2/15/2019		760,000	810,350
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		1,360,000	1,502,800
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		305,000	337,025
MHP SA, 144A, 8.25%, 4/2/2020		2,355,000	2,325,242
Michael Foods Group, Inc., 9.75%, 7/15/2018		760,000	852,150
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		790,000	843,483
NBTY, Inc., 9.0%, 10/1/2018		255,000	287,194
Smithfield Foods, Inc., 6.625%, 8/15/2022		470,000	521,700
Sun Products Corp., 144A, 7.75%, 3/15/2021		640,000	660,800
Tops Holding Corp., 144A, 8.875%, 12/15/2017		190,000	212,088
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		740,000	804,750
			11,184,201
Energy 12.3%
Access Midstream Partners LP:
4.875%, 5/15/2023		480,000	495,600
6.125%, 7/15/2022		610,000	671,000
Arch Coal, Inc.:
7.0%, 6/15/2019 (b)		205,000	190,138
7.25%, 10/1/2020		200,000	184,000
Berry Petroleum Co.:
6.375%, 9/15/2022		370,000	395,438
6.75%, 11/1/2020		580,000	630,750
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		385,000	423,500
8.625%, 10/15/2020		410,000	458,175
Chaparral Energy, Inc.:
7.625%, 11/15/2022		240,000	265,200
144A, 7.625%, 11/15/2022		445,000	487,275
Chesapeake Energy Corp., 5.75%, 3/15/2023		185,000	200,725
Chesapeake Oilfield Operating LLC, 144A, 7.125%, 11/15/2019		265,000	272,950
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,207,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	258,000
8.5%, 12/15/2019		120,000	131,400
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		110,000	117,288
5.0%, 9/15/2022 (b)		330,000	358,875
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		580,000	606,100
Crosstex Energy LP:
7.125%, 6/1/2022		195,000	211,575
8.875%, 2/15/2018		595,000	650,037
Denbury Resources, Inc., 4.625%, 7/15/2023		965,000	974,650
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		750,000	813,750
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		1,185,000	1,276,837
EP Energy LLC:
6.875%, 5/1/2019		645,000	706,275
7.75%, 9/1/2022 (b)		325,000	372,938
9.375%, 5/1/2020		300,000	349,500
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		870,000	926,550
EV Energy Partners LP, 8.0%, 4/15/2019		825,000	878,625
Frontier Oil Corp., 6.875%, 11/15/2018		115,000	124,631
Global Geophysical Services, Inc., 10.5%, 5/1/2017		935,000	832,150
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		490,000	525,525
144A, 9.75%, 7/15/2020		575,000	628,188
Holly Energy Partners LP:
6.5%, 3/1/2020		205,000	221,400
8.25%, 3/15/2018		590,000	639,412
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		1,750,000	1,767,299
144A, 5.75%, 4/30/2043		800,000	814,276
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		485,000	511,675
Linn Energy LLC:
144A, 6.25%, 11/1/2019		1,130,000	1,180,850
6.5%, 5/15/2019		245,000	259,700
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		990,000	1,044,450
144A, 6.5%, 3/15/2021		425,000	455,813
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		650,000	663,000
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		435,000	478,500
Murray Energy Corp., 144A, 10.25%, 10/15/2015		785,000	800,700
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,030,000	1,076,350
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	335,500
6.875%, 1/15/2023		230,000	255,300
7.25%, 2/1/2019		1,275,000	1,383,375
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		735,000	764,400
144A, 7.5%, 11/1/2019 (b)		1,110,000	1,196,025
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,590,000	1,538,325
Petroleos Mexicanos, 5.5%, 6/27/2044		785,000	859,575
Plains Exploration & Production Co.:
6.75%, 2/1/2022		1,000,000	1,130,000
6.875%, 2/15/2023		980,000	1,115,975
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	977,906
Range Resources Corp., 144A, 5.0%, 3/15/2023		185,000	197,025
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		190,000	196,650
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		1,430,000	1,480,050
144A, 5.625%, 4/15/2023		320,000	328,800
SandRidge Energy, Inc., 7.5%, 3/15/2021		740,000	767,750
SESI LLC, 6.375%, 5/1/2019		425,000	461,125
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (b)		555,000	593,850
Swift Energy Co., 7.875%, 3/1/2022		985,000	1,026,862
Tesoro Corp., 5.375%, 10/1/2022		285,000	303,525
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	1,067,950
			42,518,538
Financials 20.5%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		780,000	748,800
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (b)		885,000	955,800
Ally Financial, Inc.:
5.5%, 2/15/2017		725,000	790,196
8.0%, 3/15/2020		670,000	842,525
8.0%, 11/1/2031		670,000	881,887
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		390,000	407,550
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,324,800
Altice Financing SA, 144A, 7.875%, 12/15/2019 (b)		445,000	491,725
AmeriGas Finance LLC:
6.75%, 5/20/2020		205,000	227,038
7.0%, 5/20/2022		205,000	229,088
Antero Resources Finance Corp., 7.25%, 8/1/2019		535,000	580,475
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		590,000	650,475
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		3,000,000	3,270,000
Banco do Brasil SA:
3.875%, 10/10/2022		2,365,000	2,349,627
144A, 6.25%, 12/29/2049		2,375,000	2,371,437
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		780,000	842,400
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		485,000	477,725
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	1,825,000	2,625,752
E*TRADE Financial Corp.:
6.375%, 11/15/2019		1,105,000	1,187,875
6.75%, 6/1/2016		1,035,000	1,120,387
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		415,000	463,763
Greif Luxembourg Finance SCA, 144A, 7.375%, 7/15/2021	EUR	5,000,000	7,638,313
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		3,390,000	3,432,375
Hellas Telecommunications Finance SCA, 144A, 8.21%**, 7/15/2015 (PIK)*	EUR	513,190	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		185,000	192,863
8.875%, 2/1/2018		1,175,000	1,245,500
International Lease Finance Corp.:
3.875%, 4/15/2018		740,000	751,100
4.625%, 4/15/2021		645,000	656,288
6.25%, 5/15/2019		580,000	650,325
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,800,000	1,801,224
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		1,425,000	1,506,937
8.125%, 7/1/2019		1,225,000	1,350,562
8.625%, 7/15/2020		610,000	689,300
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017 (b)		1,580,000	1,477,300
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		525,000	572,250
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,420,650
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	318,750
144A, 5.875%, 3/15/2022		510,000	546,975
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		285,000	291,056
NII Capital Corp., 7.625%, 4/1/2021		1,910,000	1,690,350
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		760,000	824,600
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		765,000	801,337
6.875%, 2/15/2021		1,000,000	1,090,000
7.125%, 4/15/2019		885,000	953,587
8.25%, 2/15/2021		410,000	435,113
8.5%, 5/15/2018		800,000	852,000
9.875%, 8/15/2019 (b)		240,000	269,400
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020 (b)		1,995,000	2,259,337
Schaeffler Finance BV:
144A, 4.75%, 5/15/2021		505,000	511,313
144A, 7.75%, 2/15/2017		775,000	880,594
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	464,906
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		335,000	357,613
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,402,552
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,606,316
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	435,000	595,788
144A, 6.75%, 8/15/2024	EUR	435,000	608,678
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		470,000	468,825
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	1,000,000	1,395,967
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021 (b)		245,000	261,538
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	364,313
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	451,575
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		380,000	398,050
144A, 7.25%, 2/15/2018		1,125,000	1,185,625
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		195,000	208,650
			70,719,120
Health Care 3.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		940,000	1,029,300
Biomet, Inc.:
144A, 6.5%, 8/1/2020		670,000	730,300
144A, 6.5%, 10/1/2020		190,000	198,550
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,155,600
7.125%, 7/15/2020		1,230,000	1,374,525
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		1,100,000	1,247,125
HCA, Inc.:
5.875%, 3/15/2022		515,000	571,650
7.5%, 2/15/2022		1,600,000	1,912,000
Hologic, Inc., 6.25%, 8/1/2020		370,000	399,600
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	518,950
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		595,000	679,788
STHI Holding Corp., 144A, 8.0%, 3/15/2018		625,000	684,375
Tenet Healthcare Corp., 144A, 4.5%, 4/1/2021		100,000	102,000
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		765,000	830,025
			11,433,788
Industrials 8.9%
Accuride Corp., 9.5%, 8/1/2018		625,000	647,656
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,610,862
Air Lease Corp.:
4.75%, 3/1/2020 (b)		580,000	600,300
6.125%, 4/1/2017 (b)		430,000	470,850
Armored Autogroup, Inc., 9.25%, 11/1/2018		1,110,000	1,066,987
BakerCorp International, Inc., 8.25%, 6/1/2019		605,000	629,200
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	674,650
Bombardier, Inc., 144A, 5.75%, 3/15/2022		3,700,000	3,954,375
Casella Waste Systems, Inc., 7.75%, 2/15/2019		1,115,000	1,078,762
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		480,000	502,800
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	292,900
Ducommun, Inc., 9.75%, 7/15/2018		615,000	679,575
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	873,937
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,175,000	1,183,765
Florida East Coast Railway Corp., 8.125%, 2/1/2017		410,000	439,213
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		390,000	416,325
6.75%, 10/1/2020		10,000	10,888
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	720,250
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,450,000	1,562,375
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		525,000	580,781
7.125%, 3/15/2021 (b)		105,000	116,813
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		765,000	805,162
Meritor, Inc.:
8.125%, 9/15/2015		115,000	124,200
10.625%, 3/15/2018		630,000	694,575
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		755,000	715,363
8.875%, 11/1/2017		785,000	825,231
Navios South American Logistics, Inc.:
9.25%, 4/15/2019		540,000	589,950
144A, 9.25%, 4/15/2019		100,000	109,250
Nortek, Inc., 8.5%, 4/15/2021		800,000	894,000
Ply Gem Industries, Inc., 9.375%, 4/15/2017		325,000	358,719
Rexel SA, 144A, 5.25%, 6/15/2020		490,000	516,950
Sitel LLC, 11.5%, 4/1/2018		995,000	664,163
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		400,000	431,000
Techem Energy Metering Service Gmbh & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	285,778
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	1,146,274
Titan International, Inc.:
7.875%, 10/1/2017		955,000	1,026,625
144A, 7.875%, 10/1/2017		245,000	263,375
United Rentals North America, Inc.:
6.125%, 6/15/2023		50,000	53,875
7.375%, 5/15/2020		695,000	787,088
7.625%, 4/15/2022		695,000	797,512
Watco Companies LLC, 144A, 6.375%, 4/1/2023		280,000	291,900
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	1,082,500
			30,576,754
Information Technology 3.6%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	505,613
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,515,000	1,458,187
CDW LLC, 8.5%, 4/1/2019		1,635,000	1,833,244
CyrusOne LP, 144A, 6.375%, 11/15/2022		195,000	207,675
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	683,200
Equinix, Inc.:
4.875%, 4/1/2020		490,000	512,050
5.375%, 4/1/2023		1,295,000	1,356,512
7.0%, 7/15/2021		420,000	475,650
First Data Corp.:
144A, 6.75%, 11/1/2020		1,350,000	1,447,875
144A, 7.375%, 6/15/2019		470,000	511,125
144A, 8.875%, 8/15/2020		885,000	1,008,900
144A, 10.625%, 6/15/2021		755,000	776,706
144A, 11.25%, 1/15/2021 (b)		520,000	543,400
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	476,213
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		390,000	391,950
VeriSign, Inc., 144A, 4.625%, 5/1/2023		375,000	384,375
			12,572,675
Materials 11.1%
APERAM:
144A, 7.375%, 4/1/2016		175,000	176,750
144A, 7.75%, 4/1/2018		200,000	196,500
Ashland, Inc., 144A, 3.875%, 4/15/2018		275,000	283,250
Axiall Corp., 144A, 4.875%, 5/15/2023		120,000	125,400
Berry Plastics Corp.:
9.5%, 5/15/2018		670,000	745,375
9.75%, 1/15/2021		835,000	989,475
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		280,000	288,400
Clearwater Paper Corp., 7.125%, 11/1/2018		715,000	781,137
CSN Resources SA, 144A, 6.5%, 7/21/2020		4,450,000	4,761,500
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		240,000	252,000
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		2,315,000	2,199,250
144A, 9.875%, 6/15/2015		370,000	292,300
Exopack Holding Corp., 10.0%, 6/1/2018		415,000	419,150
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		1,235,000	1,284,400
144A, 6.875%, 4/1/2022 (b)		880,000	943,800
144A, 7.0%, 11/1/2015 (b)		665,000	696,588
144A, 8.25%, 11/1/2019 (b)		520,000	572,000
Greif, Inc., 7.75%, 8/1/2019		190,000	222,775
Huntsman International LLC:
4.875%, 11/15/2020 (b)		440,000	460,900
8.625%, 3/15/2020		630,000	713,475
8.625%, 3/15/2021		255,000	293,250
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		580,000	548,100
Ineos Finance PLC, 144A, 7.5%, 5/1/2020		325,000	363,188
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		1,115,000	1,165,175
144A, 8.75%, 6/1/2020		635,000	685,800
Kaiser Aluminum Corp., 8.25%, 6/1/2020		500,000	568,750
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,178,437
New World Resources NV, 144A, 7.875%, 1/15/2021	EUR	990,000	1,046,271
Novelis, Inc., 8.75%, 12/15/2020		855,000	970,425
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	5,235,000	8,015,928
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		990,000	1,065,487
Polymer Group, Inc., 7.75%, 2/1/2019		545,000	598,819
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		510,000	544,425
144A, 8.25%, 1/15/2021		310,000	337,125
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		90,000	93,150
144A, 8.125%, 9/15/2019		290,000	332,050
144A, 8.375%, 9/15/2021		290,000	339,300
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,695,094
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,595,000	1,722,600
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		208,356	208,356
			38,176,155
Telecommunication Services 10.3%
Altice Finco SA, 144A, 9.875%, 12/15/2020 (b)		445,000	506,855
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		185,000	197,514
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,875,000	2,010,937
8.75%, 3/15/2018 (b)		695,000	708,900
CPI International, Inc., 8.0%, 2/15/2018		475,000	497,563
Cricket Communications, Inc., 7.75%, 10/15/2020 (b)		2,910,000	2,960,925
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		1,410,000	1,508,700
144A, 10.5%, 4/15/2018		890,000	985,675
Digicel Ltd., 144A, 8.25%, 9/1/2017		4,340,000	4,567,850
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	907,381	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		955,000	988,425
7.625%, 4/15/2024		195,000	203,288
8.25%, 4/15/2017		622,000	730,072
8.5%, 4/15/2020 (b)		940,000	1,081,000
8.75%, 4/15/2022		300,000	337,500
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		2,255,000	2,503,050
7.5%, 4/1/2021		2,125,000	2,395,937
8.5%, 11/1/2019 (b)		1,045,000	1,175,625
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		1,195,000	1,260,725
144A, 8.125%, 6/1/2023 (b)		185,000	197,025
11.25%, 2/4/2017		724,000	771,060
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (b)		105,000	116,025
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		815,000	882,237
Pacnet Ltd., 144A, 9.25%, 11/9/2015		812,000	848,540
SBA Communications Corp., 144A, 5.625%, 10/1/2019		385,000	405,213
Sprint Nextel Corp.:
6.0%, 12/1/2016		1,780,000	1,931,300
6.0%, 11/15/2022 (b)		675,000	703,687
8.375%, 8/15/2017		620,000	722,300
9.125%, 3/1/2017		595,000	700,612
Syniverse Holdings, Inc., 9.125%, 1/15/2019		245,000	271,338
Windstream Corp.:
6.375%, 8/1/2023 (b)		490,000	507,150
7.5%, 6/1/2022		315,000	347,288
7.5%, 4/1/2023		765,000	833,850
7.75%, 10/15/2020 (b)		325,000	356,688
7.75%, 10/1/2021		630,000	696,150
8.125%, 9/1/2018		605,000	665,500
			35,576,504
Utilities 2.4%
AES Corp.:
4.875%, 5/15/2023		190,000	193,800
8.0%, 10/15/2017		595,000	712,513
8.0%, 6/1/2020		855,000	1,036,687
Calpine Corp., 144A, 7.5%, 2/15/2021		797,000	900,610
Electricite de France SA, 144A, 5.25%, 1/29/2049		1,990,000	2,001,681
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,000,000	730,000
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020 (b)		245,000	280,525
11.0%, 10/1/2021		564,000	627,450
144A, 11.75%, 3/1/2022		1,084,000	1,241,181
NRG Energy, Inc.:
7.625%, 1/15/2018		360,000	417,150
8.25%, 9/1/2020		130,000	147,875
			8,289,472
Total Corporate Bonds (Cost $304,596,536)			323,966,194

Loan Participations and Assignments 1.8%
Senior Loans** 1.2%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		700,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015		98,234	45,924
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		760,000	788,815
Clear Channel Communications, Inc., Term Loan B, 3.848%, 1/29/2016		477,436	439,077
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		2,000,000	2,014,160
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		348,368	358,384
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		400,000	404,166
			4,050,526
Sovereign Loans 0.6%
Sberbank of Russia, 144A, 6.125%, 2/7/2022		1,000,000	1,141,250
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	935,250
			2,076,500
Total Loan Participations and Assignments (Cost $6,590,699)			6,127,026

Convertible Bonds 0.9%
Consumer Discretionary 0.3%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		665,000	1,150,866
Materials 0.6%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,281,636	2,043,568
Total Convertible Bonds (Cost $1,923,896)			3,194,434

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $761,736)		1,279,000	1,189,470

	Units	Value ($)

Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (d) (Cost $43,000)	129	448,610

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	880	5,280
Trump Entertainment Resorts, Inc.*	72	0
Vertis Holdings, Inc.*	839	0
		5,280
Industrials 0.0%
Congoleum Corp.*	23,760	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	18,710	11,452
GEO Specialty Chemicals, Inc. 144A*	1,703	1,043
Wolverine Tube, Inc.*	8,966	162,464
		174,959
Total Common Stocks (Cost $456,803)		180,239

Preferred Stock 0.5%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $1,594,344)	1,735	1,712,282

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	118,267	71,327
Hercules Trust II, Expiration Date 3/31/2029*	1,219	25,281
		96,608
Total Warrants (Cost $239,283)		96,608

Securities Lending Collateral 8.0%
Daily Assets Fund Institutional, 0.13% (e) (f) (Cost $27,696,481)	27,696,481	27,696,481

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $343,902,778)†	105.6	364,611,344
Other Assets and Liabilities, Net	(5.6)	(19,358,811)
Net Assets	100.0	345,252,533

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	708,969	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	907,381	EUR	1,235,301	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	735,068	0
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	513,190	EUR	146,073	0
					2,825,411	0

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

† The cost for federal income tax purposes was $343,903,072. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $20,708,272. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,861,941 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,153,669.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of securities loaned at April 30, 2013 amounted to $26,593,162, which is 7.7% of net assets.

(c) When-issued security.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	43,000	448,610	0.13%

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in kind in the form of additional principal.

REIT: Real Estate Investment Trust

At April 30, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	720,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	17,674	8,825	8,849
6/21/2010 9/20/2013	2,320,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	56,950	(71,200)	128,150
6/21/2010 9/20/2015	1,020,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	104,135	(18,183)	122,318
6/21/2010 9/20/2015	600,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	61,256	(51,850)	113,106
6/21/2010 9/20/2015	200,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	20,419	(13,791)	34,210
6/21/2010 9/20/2015	325,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	33,181	(30,875)	64,056
6/20/2011 9/20/2016	890,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	41,348	22,489	18,859
9/20/2011 12/20/2016	1,500,000	6	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	204,564	48,944	155,620
9/20/2011 12/20/2016	450,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	16,466	(6,396)	22,862
9/20/2011 12/20/2016	300,000	2	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	10,977	(4,264)	15,241
12/20/2011 3/20/2017	720,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	103,662	23,597	80,065
9/20/2012 12/20/2017	960,000	7	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	130,922	66,211	64,711
Total unrealized appreciation							828,047

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Citigroup, Inc.

2 The Goldman Sachs & Co.

3 Bank of America

4 Credit Suisse

5 JPMorgan Chase Securities, Inc.

6 Barclays Bank PLC

7 UBS AG

As of April 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	5,347,785	EUR	4,085,000	5/15/2013	32,489	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	34,875,900	USD	45,551,668	5/15/2013	(382,698)	Citigroup, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$323,757,838	$208,356	$323,966,194
Loan Participations and Assignments	—	6,127,026	0	6,127,026
Convertible Bonds	—	1,150,866	2,043,568	3,194,434
Preferred Security	—	1,189,470	—	1,189,470
Other Investments	—	—	448,610	448,610
Common Stocks (i)	—	5,280	174,959	180,239
Preferred Stock	—	1,712,282	—	1,712,282
Warrants (i)	—	—	96,608	96,608
Short-Term Investments	27,696,481	—	—	27,696,481
Derivatives (j)
Credit Default Swap Contracts	—	828,047	—	828,047
Forward Foreign Currency Exchange Contracts	—	32,489	—	32,489
Total	$27,696,481	$334,803,298	$2,972,101	$365,471,880
Liabilities
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(382,698)	$—	$(382,698)
Total	$—	$(382,698)	$—	$(382,698)

During the period ended April 30, 2013, the amount of transfers between Level 2 and Level 3 was $459. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended April 30, 2013, the amount of transfers between Level 3 and Level 2 was $1,183,075. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contacts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $316,206,297) — including $26,593,162 of securities loaned	$336,914,863
Investments in Daily Assets Fund Institutional (cost $27,696,481)*	27,696,481
Total investments in securities, at value (cost $343,902,778)	364,611,344
Cash	446,817
Foreign currency, at value (cost $1,604,636)	1,625,189
Deposit from broker on swap contracts	100,000
Receivable for investments sold	6,071,110
Receivable for investments sold — when-issued security	97,375
Receivable for Fund shares sold	198,868
Dividends receivable	30,363
Interest receivable	5,763,253
Unrealized appreciation on swap contracts	828,047
Unrealized appreciation on forward foreign currency exchange contracts	32,489
Upfront payments paid on swap contracts	170,066
Due from Advisor	3,326
Other assets	65,922
Total assets	380,044,169
Liabilities
Payable upon return of securities loaned	27,696,481
Payable for investments purchased	464,500
Payable for investments purchased — when-issued securities	1,990,000
Line of credit loan payable	2,500,000
Payable for Fund shares redeemed	711,765
Payable upon return of deposit for swap contracts	100,000
Unrealized depreciation on forward foreign currency exchange contracts	382,698
Upfront payments received on swap contracts	196,559
Distributions payable	355,199
Accrued management fee	141,136
Accrued Trustees' fees	1,592
Other accrued expenses and payables	251,706
Total liabilities	34,791,636
Net assets, at value	$345,252,533

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Assets consist of
Undistributed net investment income	821,731
Net unrealized appreciation (depreciation) on: Investments	20,708,566
Swap contracts	828,047
Foreign currency	(334,900)
Accumulated net realized gain (loss)	(48,661,039)
Paid-in capital	371,890,128
Net assets, at value	$345,252,533
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($33,816,176 ÷ 4,609,475 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.34
Maximum offering price per share (100 ÷ 95.50 of $7.34)	$7.69
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($973,759 ÷ 133,055 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.32
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($12,901,674 ÷ 1,752,006 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.36
Class S Net Asset Value, offering and redemption price(a) per share ($260,951,745 ÷ 35,399,223 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.37
Institutional Class Net Asset Value, offering and redemption price(a) per share ($36,609,179 ÷ 5,005,402 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.31

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Income: Interest	$12,165,278
Dividends	57,507
Income distributions — Central Cash Management Fund	4,281
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	49,161
Total income	12,276,227
Expenses: Management fee	858,934
Administration fee	171,787
Services to shareholders	265,973
Distribution and service fees	111,601
Custodian fee	15,932
Professional fees	47,226
Reports to shareholders	22,862
Registration fees	34,297
Trustees' fees and expenses	6,392
Interest expense	539
Other	36,505
Total expenses before expense reductions	1,572,048
Expense reductions	(72,450)
Total expenses after expense reductions	1,499,598
Net investment income (loss)	10,776,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,546,506
Swap contracts	313,080
Foreign currency	(302,685)
2,556,901
Change in net unrealized appreciation (depreciation) on: Investments	10,226,201
Swap contracts	133,226
Foreign currency	(255,409)
10,104,018
Net gain (loss)	12,660,919
Net increase (decrease) in net assets resulting from operations	$23,437,548

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income (loss)	$10,776,629	$23,661,197
Net realized gain (loss)	2,556,901	1,967,678
Change in net unrealized appreciation (depreciation)	10,104,018	14,624,792
Net increase (decrease) in net assets resulting from operations	23,437,548	40,253,667
Distributions to shareholders from: Net investment income: Class A	(1,026,963)	(2,105,677)
Class B	(28,064)	(85,345)
Class C	(378,258)	(677,561)
Class S	(8,258,480)	(18,378,530)
Institutional Class	(1,319,905)	(2,751,061)
Net realized gains: Class A	(25,175)	—
Class B	(884)	—
Class C	(9,255)	—
Class S	(195,919)	—
Institutional Class	(32,888)	—
Total distributions	(11,275,791)	(23,998,174)
Fund share transactions: Proceeds from shares sold	30,451,651	81,185,357
Reinvestment of distributions	9,401,048	19,961,671
Payments for shares redeemed	(59,791,924)	(100,554,053)
Redemption fees	579	25,636
Net increase (decrease) in net assets from Fund share transactions	(19,938,646)	618,611
Increase (decrease) in net assets	(7,776,889)	16,874,104
Net assets at beginning of period	353,029,422	336,155,318
Net assets at end of period (including undistributed net investment income of $821,731 and $1,056,772, respectively)	$345,252,533	$353,029,422

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/13 (Unaudited)		2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$7.08		$6.74		$6.91	$6.36		$5.26		$7.50
Income (loss) from investment operations: Net investment income (loss)a	.22		.47		.49	.52		.50		.56
Net realized and unrealized gain (loss)	.27		.34		(.16)	.55		1.12		(2.22)
Total from investment operations	.49		.81		.33	1.07		1.62		(1.66)
Less distributions from: Net investment income	(.22)		(.47)		(.49)	(.52)		(.50)		(.58)
Net realized gains	(.01)		—		(.01)	—		—		—
Return of capital	—		—		—	—		(.02)		—
Total distributions	(.23)		(.47)		(.50)	(.52)		(.52)		(.58)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.34		$7.08		$6.74	$6.91		$6.36		$5.26
Total Return (%)b	7.00	**	12.49	c	4.98	17.48	c	32.63	c	(23.60	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		33		31	30		27		19
Ratio of expenses before expense reductions (%)	1.03	*	1.07		1.07	1.10		1.10		1.11
Ratio of expenses after expense reductions (%)	1.03	*	1.06		1.07	1.04		.98		.98
Ratio of net investment income (%)	6.11	*	6.79		7.11	7.87		9.02		8.14
Portfolio turnover rate (%)	28	**	69		57	71		67		35
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/13 (Unaudited)		2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$7.06		$6.72		$6.89	$6.34		$5.27		$7.51
Income (loss) from investment operations: Net investment income (loss)a	.19		.41		.44	.47		.46		.50
Net realized and unrealized gain (loss)	.27		.35		(.16)	.55		1.10		(2.22)
Total from investment operations	.46		.76		.28	1.02		1.56		(1.72)
Less distributions from: Net investment income	(.19)		(.42)		(.44)	(.47)		(.47)		(.52)
Net realized gains	(.01)		—		(.01)	—		—		—
Return of capital	—		—		—	—		(.02)		—
Total distributions	(.20)		(.42)		(.45)	(.47)		(.49)		(.52)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.32		$7.06		$6.72	$6.89		$6.34		$5.27
Total Return (%)b	6.60	c**	11.64	c	4.16	16.61	c	31.47	c	(24.19	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		2	2		2		3
Ratio of expenses before expense reductions (%)	1.88	*	1.85		1.87	1.87		1.89		1.90
Ratio of expenses after expense reductions (%)	1.82	*	1.85		1.87	1.80		1.77		1.77
Ratio of net investment income (%)	5.32	*	6.02		6.32	7.11		8.23		7.35
Portfolio turnover rate (%)	28	**	69		57	71		67		35
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/13 (Unaudited)		2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$7.11		$6.76		$6.93	$6.38		$5.27		$7.51
Income (loss) from investment operations: Net investment income (loss)a	.19		.42		.44	.47		.46		.51
Net realized and unrealized gain (loss)	.27		.35		(.16)	.55		1.12		(2.23)
Total from investment operations	.46		.77		.28	1.02		1.58		(1.72)
Less distributions from: Net investment income	(.20)		(.42)		(.44)	(.47)		(.45)		(.52)
Net realized gains	(.01)		—		(.01)	—		—		—
Return of capital	—		—		—	—		(.02)		—
Total distributions	(.21)		(.42)		(.45)	(.47)		(.47)		(.52)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.36		$7.11		$6.76	$6.93		$6.38		$5.27
Total Return (%)b	6.45	**	11.84	c	4.21	16.60	c	31.69	c	(24.19	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		12		10	11		8		6
Ratio of expenses before expense reductions (%)	1.79	*	1.81		1.81	1.82		1.83		1.84
Ratio of expenses after expense reductions (%)	1.79	*	1.80		1.81	1.76		1.71		1.72
Ratio of net investment income (%)	5.34	*	6.05		6.37	7.15		8.29		7.41
Portfolio turnover rate (%)	28	**	69		57	71		67		35
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$7.11		$6.77	$6.94	$6.39	$5.28	$7.51
Income (loss) from investment operations: Net investment income (loss)a	.23		.48	.50	.53	.52	.57
Net realized and unrealized gain (loss)	.27		.35	(.15)	.55	1.11	(2.22)
Total from investment operations	.50		.83	.35	1.08	1.63	(1.65)
Less distributions from: Net investment income	(.23)		(.49)	(.51)	(.53)	(.50)	(.58)
Net realized gains	(.01)		—	(.01)	—	—	—
Return of capital	—		—	—	—	(.02)	—
Total distributions	(.24)		(.49)	(.52)	(.53)	(.52)	(.58)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$7.37		$7.11	$6.77	$6.94	$6.39	$5.28
Total Return (%)b	7.10	**	12.68	5.19	17.60	32.79	(23.41)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	261		264	260	290	246	183
Ratio of expenses before expense reductions (%)	.88	*	.89	.90	.98	.82	.94
Ratio of expenses after expense reductions (%)	.82	*	.89	.89	.92	.70	.81
Ratio of net investment income (%)	6.33	*	6.97	7.30	7.98	9.30	8.31
Portfolio turnover rate (%)	28	**	69	57	71	67	35
a Based on average shares outstanding during the period.
b Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$7.06		$6.72	$6.88	$6.34		$5.26		$7.50
Income (loss) from investment operations: Net investment income (loss)a	.23		.49	.52	.54		.53		.58
Net realized and unrealized gain (loss)	.26		.34	(.15)	.54		1.10		(2.22)
Total from investment operations	.49		.83	.37	1.08		1.63		(1.64)
Less distributions from: Net investment income	(.23)		(.49)	(.52)	(.54)		(.53)		(.60)
Net realized gains	(.01)		—	(.01)	—		—		—
Return of capital	—		—	—	—		(.02)		—
Total distributions	(.24)		(.49)	(.53)	(.54)		(.55)		(.60)
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.31		$7.06	$6.72	$6.88		$6.34		$5.26
Total Return (%)	7.03	**	12.89	5.52	17.78	b	33.12	b	(23.31	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37		42	34	44		44		36
Ratio of expenses before expense reductions (%)	.73	*	.74	.73	.74		.72		.76
Ratio of expenses after expense reductions (%)	.73	*	.74	.73	.68		.60		.63
Ratio of net investment income (%)	6.42	*	7.11	7.46	8.23		9.41		8.50
Portfolio turnover rate (%)	28	**	69	57	71		67		35
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global High Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $50,954,000, including $48,457,000 of pre-enactment losses which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($23,451,000) and October 31, 2017 ($25,006,000), the respective expiration dates, whichever occurs first; and approximately $2,497,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($412,000) and long-term losses ($2,085,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss, forward foreign currency exchange contracts and swaps. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended April 30, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the Fund invested in credit default swap contracts sold with a total notional value generally indicative of a range from $9,045,000 to $10,005,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $45,552,000 to $48,400,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,348,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$828,047	$828,047
Foreign Exchange Contracts (b)	32,489	—	32,489
	$32,489	$828,047	$860,536

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts

(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(382,698)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$313,080	$313,080
Foreign Exchange Contracts (b)	(338,528)	—	(338,528)
	$(338,528)	$313,080	$(25,448)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$133,226	$133,226
Foreign Exchange Contracts (b)	(250,840)	—	(250,840)
	$(250,840)	$133,226	$(117,614)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $95,159,766 and $110,918,856, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee, based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.50%
Next $1.5 billion of such net assets	.49%
Next $2.5 billion of such net assets	.48%
Next $5 billion of such net assets	.47%
Over $10 billion of such net assets	.46%

Accordingly, for the six months ended April 30, 2013, the fee persuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.50% of the Fund's average daily net assets.

For the period from November 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class follows:
Class A	1.07%
Class B	1.82%
Class C	1.82%
Class S	.82%
Institutional Class	.82%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2013, the Administration Fee was $171,787, of which $28,227 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2013, the amounts charged to the Fund by DISC were as follows:
Service Provider Fee	Total Aggregated	Waived	Unpaid at April 30, 2013
Class A	$8,289	$—	$4,214
Class B	385	284	86
Class C	2,446	—	1,262
Class S	57,441	57,441	—
Institutional Class	1,877	—	912
	$70,438	$57,725	$6,474

In addition, for the six months ended April 30, 2013, the Advisor agreed to reimburse the Fund $14,725 of sub-recordkeeping expenses for Class S shares.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2013
Class B	$3,855	$597
Class C	51,798	7,949
	$55,653	$8,546

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2013	Annualized Effective Rate
Class A	$37,587	$14,443	.23%
Class B	1,272	401	.25%
Class C	17,089	5,389	.25%
	$55,948	$20,233

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2013 aggregated $5,556.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2013, the CDSC for Class B and C shares aggregated $49 and $3,995, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,090, of which $9,826 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor (0.00% net effective rate for the period ending April 30, 2013), the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2013, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $5,462.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2013, there was one account that held approximately 28% of the outstanding shares of the Fund.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At April 30, 2013, the Fund had a $2,500,000 outstanding loan. Interest expense incurred on the borrowings was $539 for the six months ended April 30, 2013. The average dollar amount of the borrowings was $1,914,286, the weighted average interest rate on these borrowings was 1.47% and the Fund had a loan outstanding for seven days throughout the period. The borrowings were valued at cost, which approximates fair value.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	597,234	$4,295,646	1,918,625	$13,254,371
Class B	4,973	35,520	9,549	65,407
Class C	1,036,377	7,467,010	528,061	3,643,746
Class S	2,379,802	17,220,575	7,350,219	50,765,906
Institutional Class	199,260	1,432,900	1,961,061	13,455,927
		$30,451,651		$81,185,357
Shares issued to shareholders in reinvestment of distributions
Class A	129,925	$934,814	272,122	$1,868,098
Class B	3,619	25,950	10,952	74,813
Class C	42,483	306,968	74,867	516,198
Class S	943,909	6,822,463	2,156,557	14,868,444
Institutional Class	182,864	1,310,853	384,598	2,634,118
		$9,401,048		$19,961,671
Shares redeemed
Class A	(790,433)	$(5,673,185)	(2,121,094)	$(14,414,149)
Class B	(41,555)	(296,798)	(95,107)	(652,013)
Class C	(1,048,874)	(7,592,265)	(351,708)	(2,412,298)
Class S	(5,055,321)	(36,314,886)	(10,696,505)	(73,326,102)
Institutional Class	(1,380,209)	(9,914,790)	(1,410,421)	(9,749,491)
		$(59,791,924)		$(100,554,053)
Redemption fees		$579		$25,636
Net increase (decrease)
Class A	(63,274)	$(442,232)	69,653	$711,684
Class B	(32,963)	(235,328)	(74,606)	(511,793)
Class C	29,986	181,799	251,220	1,748,282
Class S	(1,731,610)	(12,271,848)	(1,189,729)	(7,670,549)
Institutional Class	(998,085)	(7,171,037)	935,238	6,340,987
		$(19,938,646)		$618,611

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012 to April 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,070.00	$1,066.00	$1,064.50	$1,071.00	$1,070.30
Expenses Paid per $1,000*	$5.29	$9.32	$9.16	$4.21	$3.75
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,019.69	$1,015.77	$1,015.92	$1,020.73	$1,021.17
Expenses Paid per $1,000*	$5.16	$9.10	$8.95	$4.11	$3.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Global High Income Fund	1.03%	1.82%	1.79%	.82%	.73%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHBX	SGHCX	SGHSX	MGHYX
CUSIP Number	23339E 699	23339E 681	23339E 673	23339E 665	23339E 640
Fund Number	416	616	716	2100	596

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DGHIF-3
(R-027570-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013